UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2015 – August 31, 2015

Item 1.  Schedule of Investments.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
AUGUST 31, 2015

 AFA
Shares	Security Description	Value

Investment Companies - 87.1%
27,698	iShares 1-3 Year Credit Bond ETF	$2,910,229
88,900	SPDR Barclays Short Term Corporate Bond ETF	2,708,783
Total Investment Companies (Cost $5,644,681)		5,619,012
Money Market Funds - 11.4%
732,351	Invesco STIC Prime Portfolio, Institutional Class, 0.07% (a) (Cost $732,351)	732,351

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 8.1%
Call Options Purchased - 4.4%
39	SPDR S&P 500 ETF	$189.00	11/15	50,739
44	SPDR S&P 500 ETF	188.00	11/15	60,500
12	SPDR S&P 500 ETF	205.00	01/16	6,000
24	SPDR S&P 500 ETF	200.00	01/16	17,952
7	SPDR S&P 500 ETF	210.00	03/16	3,181
32	SPDR S&P 500 ETF	205.00	03/16	21,296
30	SPDR S&P 500 ETF	200.00	03/16	27,600
16	SPDR S&P 500 ETF	210.00	06/16	10,096
40	SPDR S&P 500 ETF	205.00	06/16	34,100
14	SPDR S&P 500 ETF	213.00	07/16	7,511
15	SPDR S&P 500 ETF	212.00	07/16	8,595
25	SPDR S&P 500 ETF	215.00	09/16	14,725
26	SPDR S&P 500 ETF	210.00	09/16	20,358
Total Call Options Purchased (Premiums Paid $521,198)				282,653

Put Options Purchased - 3.7%
75	SPDR S&P 500 ETF	165.00	11/15	14,775
8	SPDR S&P 500 ETF	164.00	11/15	1,504
10	SPDR S&P 500 ETF	180.00	01/16	5,650
26	SPDR S&P 500 ETF	175.00	01/16	12,155
3	SPDR S&P 500 ETF	185.00	03/16	2,622
34	SPDR S&P 500 ETF	180.00	03/16	25,177
32	SPDR S&P 500 ETF	175.00	03/16	20,096
7	SPDR S&P 500 ETF	185.00	06/16	7,676
49	SPDR S&P 500 ETF	180.00	06/16	46,501
9	SPDR S&P 500 ETF	193.00	07/16	12,636
20	SPDR S&P 500 ETF	192.00	07/16	27,310
3	SPDR S&P 500 ETF	190.00	09/16	4,383
48	SPDR S&P 500 ETF	185.00	09/16	61,152
Total Put Options Purchased (Premiums Paid $142,890)				241,637
Total Purchased Options (Premiums Paid $664,088)				524,290
Total Investments in Securities - 106.6% (Cost $7,041,120)*				$6,875,653

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (8.3)%

Call Options Written - (0.3)%
(53)	SPDR S&P 500 ETF	214.00	11/15	(4,717)
(30)	SPDR S&P 500 ETF	213.00	11/15	(3,210)
(14)	SPDR S&P 500 ETF	230.00	01/16	(224)
(22)	SPDR S&P 500 ETF	225.00	01/16	(792)
(5)	SPDR S&P 500 ETF	235.00	03/16	(113)
(64)	SPDR S&P 500 ETF	230.00	03/16	(3,200)
(9)	SPDR S&P 500 ETF	240.00	06/16	(324)

Contracts	Security Description	Strike Price	Exp. Date	Value

(47)	SPDR S&P 500 ETF	$235.00	06/16	$(3,290)
(25)	SPDR S&P 500 ETF	245.00	07/16	(537)
(4)	SPDR S&P 500 ETF	240.00	07/16	(164)
(44)	SPDR S&P 500 ETF	245.00	09/16	(2,068)
(7)	SPDR S&P 500 ETF	240.00	09/16	(560)
Total Call Options Written (Premiums Received $(75,482))				(19,199)

Put Options Written - (8.0)%
(39)	SPDR S&P 500 ETF	189.00	11/15	(22,815)
(44)	SPDR S&P 500 ETF	188.00	11/15	(24,596)
(12)	SPDR S&P 500 ETF	205.00	01/16	(17,448)
(24)	SPDR S&P 500 ETF	200.00	01/16	(29,064)
(7)	SPDR S&P 500 ETF	210.00	03/16	(13,829)
(32)	SPDR S&P 500 ETF	205.00	03/16	(53,600)
(30)	SPDR S&P 500 ETF	200.00	03/16	(42,840)
(16)	SPDR S&P 500 ETF	210.00	06/16	(35,320)
(40)	SPDR S&P 500 ETF	205.00	06/16	(76,980)
(14)	SPDR S&P 500 ETF	213.00	07/16	(33,831)
(15)	SPDR S&P 500 ETF	212.00	07/16	(35,318)
(25)	SPDR S&P 500 ETF	215.00	09/16	(67,987)
(26)	SPDR S&P 500 ETF	210.00	09/16	(62,673)
Total Put Options Written (Premiums Received $(318,403))				(516,301)
Total Written Options - (8.3)% (Premiums Received $(393,885))*				$(535,500)
Other Assets & Liabilities, Net – 1.7%				112,538
Net Assets – 100.0%				$6,452,691

ETF	Exchange Traded Fund
(a)	Variable rate security. Rate presented is as of August 31, 2015.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$155,028
Gross Unrealized Depreciation	(462,110)
Net Unrealized Depreciation	$(307,082)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
AUGUST 31, 2015

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$6,143,302	$(535,500)
Level 2 - Other Significant Observable Inputs	732,351	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,875,653	$(535,500)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments In Securities, such as written options, which are valued at their market value at period end.

The Level 1 value displayed in the Investments in Securities column of this table includes Investment Companies and Purchased Options. The Level 2 value displayed in the Investments In Securities column of this table includes a Money Market Fund and Purchased Options. Refer to this Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	9/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	9/21/15

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	9/21/15